Neuberger Berman Short Duration Bond Fund | Class A
RISK/RETURN
Neuberger Berman Income Funds®

Supplement to the Prospectus dated February 28, 2011

Class A

Neuberger Berman Short Duration Bond Fund

The following replaces the “Class A Return Before Taxes” line of the “Average Annual Total % Returns as of 12/31/10” table on page 30 of the Prospectus:

	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.13	1.50	2.58

The date of this supplement is June 15, 2011.

Shareholder Fees	Neuberger Berman Short Duration Bond Fund Class A
Maximum initial sales charge on purchases (as a % of offering price)	2.50%

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Short Duration Bond Fund Class A	338	524	787	1,538

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Short Duration Bond Fund Class A	338	524	787	1,538